Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio
July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.23%Δ
Australia − 1.16%
QBE Insurance Group	506,256	$3,584,394
		3,584,394
China/Hong Kong − 4.07%
Jardine Matheson Holdings	86,300	3,529,436
WH Group 144A #	10,234,000	9,098,004
		12,627,440
Denmark − 1.45%
ISS †	293,244	4,507,878
		4,507,878
France − 7.95%
Cie de Saint-Gobain †	286,521	10,520,106
Sanofi	104,004	10,848,394
Societe Generale †	214,585	3,281,971
		24,650,471
Germany − 7.96%
Allianz	44,523	9,242,011
Bayerische Motoren Werke	43,311	2,790,695
Evonik Industries	228,311	6,150,634
Telefonica Deutschland Holding	2,369,916	6,490,569
		24,673,909
Italy − 4.54%
Enel	961,435	8,753,266
Eni	599,746	5,327,496
		14,080,762
Japan − 29.81%
Coca-Cola Bottlers Japan Holdings	294,100	4,375,868
Denso	99,900	3,650,401
FUJIFILM Holdings	190,800	8,502,230
Fujitsu	51,000	6,802,891
Honda Motor	413,700	9,864,237
Isuzu Motors	335,400	2,723,313
Kyocera	194,100	10,715,794
Mitsubishi Electric	455,000	5,890,865
Nippon Telegraph & Telephone	249,700	5,763,941
Otsuka Holdings	172,900	7,137,811
Sekisui Chemical	380,600	5,148,734
Sony	77,400	5,905,081
Takeda Pharmaceutical	257,700	9,143,840
Tokio Marine Holdings	136,800	5,732,793
Toyota Industries	20,100	1,013,972
		92,371,771
	Number of shares	Value (US $)
Common StockΔ (continued)
Netherlands − 0.88%
Koninklijke Ahold Delhaize	94,192	$2,715,031
		2,715,031
Singapore − 4.82%
Singapore Telecommunications	3,345,300	6,071,298
United Overseas Bank	629,009	8,856,139
		14,927,437
Spain − 2.62%
Banco Santander †	2,777,961	5,918,280
Naturgy Energy Group	119,095	2,208,133
		8,126,413
Sweden − 3.09%
Telia	2,463,330	9,561,209
		9,561,209
Switzerland − 5.78%
ABB	347,885	8,661,464
Novartis	79,735	6,579,848
Zurich Insurance Group	7,301	2,683,939
		17,925,251
United Kingdom − 24.10%
BP	1,690,909	6,090,170
CK Hutchison Holdings	1,487,500	9,701,963
G4S	953,372	1,772,733
GlaxoSmithKline	439,562	8,802,265
Kingfisher	2,379,550	7,534,776
Lloyds Banking Group	18,487,720	6,361,082
Royal Dutch Shell Class B	572,745	8,103,008
SSE	607,713	10,349,407
Tesco	2,888,523	8,208,717
Travis Perkins	149,265	2,165,875
WPP	755,074	5,614,066
		74,704,062
Total Common Stock (cost $358,305,312)		304,456,028

Preferred Stocks – 0.36%
Germany − 0.36%
Bayerische Motoren Werke 5.72%	21,626	1,109,662
		1,109,662
Total Preferred Stocks (cost $1,423,098)		1,109,662

NQ-DTP-094 [7/20] 9/20 (1326026)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Labor Select International Equity Portfolio (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments – 0.46%
Money Market Mutual Funds – 0.46%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.060%)	284,575	$284,575
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.050%)	284,576	284,576
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.130%)	284,576	284,576
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.010%)	284,575	284,575
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.010%)	284,576	284,576
Total Short-Term Investments (cost $1,422,878)		1,422,878

Total Value of Securities−99.05% (cost $361,151,288)		306,988,568
Receivables and Other Assets Net of Liabilities — 0.95%		2,934,112
Net Assets Applicable to 26,968,551 Shares Outstanding — 100.00%		$309,922,680
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2020, the aggregate value of Rule 144A securities was $9,098,004, which represents 2.93% of the Portfolio’s net assets.
†	Non-income producing security.
2    NQ-DTP-094 [7/20] 9/20 (1326026)

(Unaudited)
The following foreign currency exchange contracts were outstanding at July 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BB	EUR	(60,155)	USD	70,944	8/3/20	$80	$—
BB	GBP	54,197	USD	(70,944)	8/3/20	1	—
JPMCB	GBP	6,481	USD	(8,521)	8/3/20	—	(36)
Total Foreign Currency Exchange Contracts						$81	$(36)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
BB – Barclays Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
USD – US Dollar
NQ-DTP-094 [7/20] 9/20 (1326026)    3